STOCKHOLDERS' DEFICIT AND REDEEMABLE INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' DEFICIT AND REDEEMABLE INSTRUMENTS

NOTE 6 – STOCKHOLDERS’ EQUITY (DEFICIT) AND REDEEMABLE INSTRUMENTS

In anticipation of our IPO, we amended our Certificate of Incorporation on February 10, 2014 to, among other things, authorize additional shares of common and preferred stock. Following our IPO, on February 25, 2014, we further amended our Certificate of Incorporation to delete references to the Redeemable Preferred Stock, all of which was repurchased with proceeds from our IPO and subsequently retired and cancelled. As of March 31, 2014, we had 100,000,000 shares of common stock authorized and 30,601,401 issued and outstanding, as well as 5,000,000 shares of preferred stock authorized with zero issued and outstanding, all with par value of $0.01 per share.

NOTE 7 – STOCKHOLDERS’ DEFICIT AND REDEEMABLE INSTRUMENTS

As of December 31, 2011, we had 19,499,993 stock-split adjusted shares of common stock, authorized, issued and outstanding and 1,000 shares of Series A Preferred Stock, authorized, issued and outstanding, all with par value of $0.01.

In August 2012, we amended our Certificate of Incorporation to authorize 33,050,862 shares of Common Stock. As of December 31, 2012, we had 22,033,901 stock-split adjusted shares of common stock issued and outstanding and 1,000 shares of Series A Preferred Stock issued and outstanding all with par value of $0.01. During 2012, 2,533,908 shares of common stock were issued to the previous members of a business acquired. See Note 12, Business Combinations, for further details.

As of December 31, 2013, we had 22,033,901 stock-split adjusted shares of common stock issued and outstanding and 1,000 shares of Series A Preferred Stock, authorized, issued and outstanding, all with par value of $0.01.

Redeemable Instruments:

The Series A Preferred Stock carries an optional redemption feature and can be redeemed, at the election of the holder, any time on or after July 31, 2016, but prior to July 31, 2021, at an amount equal to $75,735, three times the original issue price of $25,245, plus accrued dividends, if any (the “Redemption Price”). If the optional redemption is exercised and we are unable to settle the obligation with the holder, then dividends accrue at a rate of 25% on the portion of shares not redeemed. We may, at its election prior to the optional redemption date, redeem the shares of Series A Preferred Stock at the Redemption Price. As the redemption of the preferred shares is dependent on the passage of time, we have elected to accrete to the Redemption Price the value of the Series A Preferred Stock using the interest method, over the period from the issuance date until the earliest redemption date (July 31, 2016). This stock was redeemed in February 2014 with proceeds from our IPO. See Note 1, Organization and Recapitalization, “2014 Initial Public Offering,” and Note 15, Subsequent Events, for further details.

One of our stockholders who owns 5,850,000 shares of Redeemable Common Stock has put rights that require us to repurchase its shares beginning in April 2019 at fair value determined at the redemption date. As the redemption price is equivalent to the fair value of the instrument, we adjust the carrying value of the Redeemable Common Stock to its fair value with an adjustment to equity. We also have a right to call 975,000 of these shares, at par value, before December 31, 2014 if we redeem all of the Series A Preferred Stock prior to that date. These put and call rights terminated upon our initial public offering of common stock. The redemption of this stock resulted in conversion of mezzanine status into stockholders’ equity. See Note 15, Subsequent Events, for further information.

Upon dissolution of the Company and payment of all indebtedness to creditors, preferred stockholders are entitled to receive distributions for their preferred shares up to the Redemption Price prior to common stockholders.